LEASES - Maturities of Operating and Finance Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Finance Leases
2021	$ 9
2022	9
2023	8
2024	8
2025	8
Thereafter	78
Total minimum lease payments	120
Less: imputed interest	(55)
Total finance lease liabilities	65	$ 54
Operating Leases
2021	121
2022	102
2023	84
2024	69
2025	57
Thereafter	240
Total minimum lease payments	673
Less: imputed interest	(61)
Total operating lease liabilities	$ 612	$ 611